SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful lives of PP&E (Details)	12 Months Ended
Dec. 31, 2021
Oil sands upgraders, extraction plants and mine facilities | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	20 years
Oil sands upgraders, extraction plants and mine facilities | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	40 years
Oil sands mine equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	5 years
Oil sands mine equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	15 years
Oil sands in situ processing facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	30 years
Power generation and utility plants | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	30 years
Power generation and utility plants | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	40 years
Refineries and other processing plants | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	20 years
Refineries and other processing plants | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	40 years
Marketing and other distribution assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	10 years
Marketing and other distribution assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	40 years
Inspection, overhaul and turnaround activities | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	2 years
Inspection, overhaul and turnaround activities | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Useful Life	5 years